Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Furniture and fixtures	$ 16,715	$ 13,967
Office and computer equipment	83,408	21,413
Accumulated depreciation and impairment	(100,123)	(5,748)
Property and equipment, net		$ 29,632